UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       December 31, 2007

Check here if Amendment [_];  Amendment Number:      ______

     This Amendment (Check only one.):      [_] is a restatement.
                                            [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Addison Clark Management, L.L.C.
Address:   10 Wright Street, Suite 100
           Westport, Connecticut 06880

Form 13F File Number: 028-10375

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Terence M. Hogan
Title:     Managing Member
Phone:     (203) 222-4000

Signature, Place, and Date of Signing:

/s/ Terence M. Hogan         Westport, Connecticut       February 14, 2008
-----------------------   -------------------------    ----------------------
     [Signature]                [City, State]                  [Date]

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE
Report Summary:


Number of Other Included Managers:          2

Form 13F Information Table Entry Total:     37

Form 13F Information Table Value Total:     $359,197
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      No.       Form 13F File Number         Name
       1.       028-10545                    Addison Clark Fund, L.P.
       2.       028-10547                    Addison Clark Offshore Fund, Ltd.


                                                    FORM 13F INFORMATION TABLE
                                                 Addison Clark Management, L.L.C.
                                                         December 31, 2007

      COLUMN 1                 COLUMN 2       COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6       COLUMN 7      COLUMN 8

                                                        MARKET
                                                        VALUE      SHRS OR  SH/  PUT/    INVESTMENT    OTHER    VOTING AUTHORITY
   NAME OF ISSUER           TITLE OF CLASS    CUSIP     (X$1000)   PRN AMT  PRN  CALL    DISCRETION    MNGR   SOLE   SHARED    NONE
AMYLIN PHARMACEUTICALS INC     COM            032346108  11,100     300,000  SH         SHARED-DEFINED  1,2            300,000
AVID TECHNOLOGY INC            COM            05367P100  14,170     500,000  SH         SHARED-DEFINED  1,2            500,000
AWARE INC MASS                 COM            05453N100   3,780     900,000  SH         SHARED-DEFINED  1,2            900,000
BALLY TECHNOLOGIES INC         COM            05874B107  33,810     680,000  SH         SHARED-DEFINED  1,2            680,000
BANKUNITED FINL CORP           CL A           06652B103     242      35,000       PUT   SHARED-DEFINED  1,2             35,000
BERKLEY W R CORP               COM            084423102  10,761     361,000  SH         SHARED-DEFINED  1,2            361,000
CHIPOTLE MEXICAN GRILL INC     CL A           169656105   7,354      50,000  SH         SHARED-DEFINED  1,2             50,000
CISCO SYS INC                  COM            17275R102   2,707     100,000       PUT   SHARED-DEFINED  1,2            100,000
COCA COLA CO                   COM            191216100   2,148      35,000       CALL  SHARED-DEFINED  1,2             35,000
COMERICA INC                   COM            200340107   2,177      50,000       PUT   SHARED-DEFINED  1,2             50,000
COMPTON PETE CORP              COM            204940100  13,708   1,490,000  SH         SHARED-DEFINED  1,2          1,490,000
COVIDIEN LTD                   COM            G2552X108  19,045     430,000  SH         SHARED-DEFINED  1,2            430,000
CRESUD S A C I F Y A           SPONSORED ADR  226406106   2,965     149,000  SH         SHARED-DEFINED  1,2            149,000
DISCOVERY HOLDING CO           CL A COM       25468Y107   9,553     380,000  SH         SHARED-DEFINED  1,2            380,000
EL PASO CORP                   COM            28336L109  33,618   1,950,000  SH         SHARED-DEFINED  1,2          1,950,000
FOOT LOCKER INC                COM            344849104   3,961     290,000  SH         SHARED-DEFINED  1,2            290,000
FULL HOUSE RESORTS INC         COM            359678109   2,141     764,500  SH         SHARED-DEFINED  1,2            764,500
JANUS CAP GROUP INC            COM            47102X105  19,710     600,000  SH         SHARED-DEFINED  1,2            600,000
JOHNSON & JOHNSON              COM            478160104   6,670     100,000       CALL  SHARED-DEFINED  1,2            100,000
GENERAL MTRS CORP              COM            370442105   1,245      50,000       PUT   SHARED-DEFINED  1,2             50,000
HERCULES OFFSHORE INC          COM            427093109  19,024     800,000  SH         SHARED-DEFINED  1,2            800,000
LIBERTY GLOBAL INC             COM SER A      530555101  18,365     468,620  SH         SHARED-DEFINED  1,2            468,620
LIBERTY MEDIA HLDG CORP        INT COM SER A  53071M104  17,172     900,000  SH         SHARED-DEFINED  1,2            900,000
LIMITED BRANDS INC             COM            532716107   4,733     250,000  SH         SHARED-DEFINED  1,2            250,000
MICROCHIP TECHNOLOGY INC       COM            595017104   1,571      50,000       PUT   SHARED-DEFINED  1,2             50,000
NOVASTAR FINL INC              COM NEW        669947889      29      10,000       PUT   SHARED-DEFINED  1,2             10,000
NOVO-NORDISK A S               ADR            670100205   9,470     146,000  SH         SHARED-DEFINED  1,2            146,000
ORBITZ WORLDWIDE INC           COM            68557K109   7,013     825,000  SH         SHARED-DEFINED  1,2            825,000
SAIC INC                       COM            78390X101  23,822   1,184,000  SH         SHARED-DEFINED  1,2          1,184,000
SPRINT NEXTEL CORP             COM SER 1      852061100  17,069   1,300,000  SH         SHARED-DEFINED  1,2          1,300,000
ST JOE CO                      COM            790148100   3,018      85,000  SH         SHARED-DEFINED  1,2             85,000
TAKE-TWO INTERACTIVE SOFTWAR   COM            874054109     184      10,000       PUT   SHARED-DEFINED  1,2             10,000
TELLABS INC                    COM            879664100   6,540   1,000,000  SH         SHARED-DEFINED  1,2          1,000,000
THORNBURG MTG INC              COM            885218107     277      30,000       PUT   SHARED-DEFINED  1,2             30,000
TRIDENT MICROSYSTEMS INC       COM            895919108   4,264     650,000  SH         SHARED-DEFINED  1,2            650,000
WALTER INDS INC                COM            93317Q105  23,355     650,000  SH         SHARED-DEFINED  1,2            650,000
WESTERN UN CO                  COM            959802109   2,428     100,000       CALL  SHARED-DEFINED  1,2            100,000

                                              TOTAL     359,197



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